Losses on natural disaster - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure - Losses on natural disaster - Additional Information [Abstract]
Losses on natural disaster	¥ 22,349